Share-Based Compensation And Awards (Stock Options Activity) (Details)		12 Months Ended
		Aug. 31, 2019 CAD ($) shares	Aug. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning of year (in shares) | shares		9,378,966	10,158,005
Number of options, Granted (in shares) | shares		1,540,000	2,790,000
Number of options, Forfeited (in shares) | shares		(897,470)	(1,714,445)
Number of options, Exercised (in shares) | shares	[1]	(1,658,465)	(1,854,594)
Number of options, end of year (in shares) | shares		8,363,031	9,378,966
Weighted average exercise price, beginning of year | $		$ 25.18	$ 24.45
Weighted average exercise price, Granted | $		26.36	27.17
Weighted average exercise price, Forfeited | $		26.66	26.45
Weighted average exercise price, Exercised | $	[1]	20.76	23.05
Weighted average exercise price, end of year | $		$ 26.11	$ 25.18
Class B Non-Voting Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Exercised (in shares) | shares		(1,658,465)	(1,854,594)
Weighted average exercise price, Exercised | $		$ 26.91

[1]	The weighted average Class B Non-Voting Share price for the options exercised was $26.91.